Fees and Expenses	Jul. 16, 2026
Venerable US Small Cap Fund | Venerable US Small Cap Fund
Prospectus [Line Items]
Expense Narrative [Text Block]
I.	The table in the section of the Prospectus titled “Annual Fund Operating Expenses” under “FUND SUMMARY: Venerable US Small Cap Fund” is deleted in its entirety and replaced with the following:

Other Expenses, New Fund, Based on Estimates [Text]	Based on estimated amounts for the current fiscal year.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
	Class V	Class I
Management Fees	0.85%	0.85%
Distribution and/or Service Fees (12b-1 Fees)	0.30%	0.00%
Other Expenses[1]	0.26%	0.26%
Total Annual Operating Expenses	1.41%	1.11%
Less Waivers and Reimbursements[2]	(0.54%)	(0.11%)
Total Annual Operating Expenses Less Waivers and Reimbursements	0.87%	1.00%

[1] Based on estimated amounts for the current fiscal year.

[2] Until September 12, 2027, Venerable Investment Advisers, LLC (the "Adviser"), the distributor, and certain financial intermediaries have contractually agreed to waive all or a portion of fees (including management fee, administrative services fee, and/or distribution and/or service fee (12b-1 Fee), as applicable) and/or reimburse other operating expenses to the extent necessary to limit total annual operating expenses (excluding interest expenses, short sale expenses, taxes, brokerage commissions, and extraordinary expenses such as litigation expenses) to 0.87% for Class V shares and 1.00% for Class I shares. Termination or modification of these obligations prior to September 12, 2027, requires approval by the Fund's Board of Trustees (the "Board"). To the extent these obligations terminate or are modified, the Fund's total annual operating expenses may increase.

Expense Example Narrative [Text Block]
II.	The table in the section of the Prospectus titled “Example” under “FUND SUMMARY: Venerable US Small Cap Fund” is deleted in its entirety and replaced with the following:

Expense Example, With Redemption [Table]
	1 Year	3 Years
Class V	$89	$337
Class I	$102	$330

Expense Example Closing [Text Block]	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
Venerable International Equity Fund | Venerable International Equity Fund
Prospectus [Line Items]
Expense Narrative [Text Block]
III.	The table in the section of the Prospectus titled “Annual Fund Operating Expenses” under “FUND SUMMARY: Venerable International Equity Fund” is deleted in its entirety and replaced with the following:

Other Expenses, New Fund, Based on Estimates [Text]	Based on estimated amounts for the current fiscal year.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
	Class V	Class I
Management Fees	0.80%	0.80%
Distribution and/or Service Fees (12b-1 Fees)	0.30%	0.00%
Other Expenses[1]	0.15%	0.15%
Total Annual Operating Expenses	1.25%	0.95%
Less Waivers and Reimbursements[2]	(0.25%)	(0.00%)
Total Annual Operating Expenses Less Waivers and Reimbursements	1.00%	0.95%

[1] Based on estimated amounts for the current fiscal year.

[2] Until March 20, 2028, Venerable Investment Advisers, LLC (the "Adviser"), the distributor, and certain financial intermediaries have contractually agreed to waive all or a portion of fees (including management fee, administrative services fee, and/or distribution and/or service fee (12b-1 Fee), as applicable) and/or reimburse other operating expenses to the extent necessary to limit total annual operating expenses (excluding interest expenses, short sale expenses, taxes, brokerage commissions, and extraordinary expenses such as litigation expenses) to 1.00% for Class V shares and 0.95% for Class I shares. Termination or modification of these obligations prior to March 20, 2028, requires approval by the Fund's Board of Trustees (the "Board"). To the extent these obligations terminate or are modified, the Fund's total annual operating expenses may increase.

Expense Example Narrative [Text Block]
IV.	The table in the section of the Prospectus titled “Example” under “FUND SUMMARY: Venerable International Equity Fund” is deleted in its entirety and replaced with the following:

Expense Example, With Redemption [Table]
	1 Year	3 Years
Class V	$102	$346
Class I	$97	$303

Expense Example Closing [Text Block]	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE